Share Based Payment Arrangements - Summary of Information about RSUs Outstanding and Exercisable (Details) - Restricted Share Units shares in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of outstanding instruments	272	299	239
Weighted average remaining contractual life (in years)	1 year 2 months 12 days
77.32
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date fair value | $	$ 77.32
Number of outstanding instruments	13
Weighted average remaining contractual life (in years)	3 months 18 days
103.66
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date fair value | $	$ 103.66
Number of outstanding instruments	34
Weighted average remaining contractual life (in years)	3 months 18 days
32.41
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date fair value | $	$ 32.41
Number of outstanding instruments	147
Weighted average remaining contractual life (in years)	1 year 1 month 6 days
70.59
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date fair value | $	$ 70.59
Number of outstanding instruments	78
Weighted average remaining contractual life (in years)	2 years 1 month 6 days